RECEIVABLES AND PREPAID EXPENSES - Disclosure of receivables and prepaid expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Receivables and prepaid expenses [Abstract]
Prepaid insurance	$ 660	$ 317
Other prepaid expenses	1,820	581
Other receivables	733	154
Total Receivables and Prepaid Expenses	$ 3,213	$ 1,052